SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net sales:
Products			$ 155,776	$ 153,310	$ 172,079	$ 142,055	$ 155,380	$ 131,419	$ 663,287	$ 600,933	$ 607,756	$ 508,167
Services			183,869	163,456	170,942	180,732	192,509	150,465	718,208	694,648	590,436	517,757
Total net sales	359,687	365,397	339,645	316,766	343,021	322,787	347,889	281,884	1,381,495	1,295,581	1,198,192	1,025,924
Costs and expenses:
Products			106,684	113,449	122,189	101,486	106,813	87,791	451,573	418,279	430,417	378,052
Services			145,642	131,408	144,457	144,992	152,369	122,244	594,662	564,062	511,014	418,292
Selling, general and administrative expenses			43,039	35,220	45,160	37,981	38,514	38,136	163,688	159,791	124,306	119,108
Research and development			8,072	4,896	7,453	6,281	5,271	6,255	28,722	25,260	18,976	8,173
Amortization of purchased intangibles			3,668	4,039	4,074	4,257	4,312	2,038	14,828	14,681	6,846	6,432
Total costs and expenses			307,105	289,012	323,333	294,997	307,279	256,464	1,253,473	1,182,073	1,091,559	930,057
Operating income	29,142	38,586	32,540	27,754	19,688	27,790	40,610	25,420	128,022	113,508	106,633	95,867
Other income (expense):
Interest and dividend income			964	762	839	490	375	864	2,994	2,568	1,590	1,664
Interest expense			(331)	(347)	(306)	(374)	(374)	(407)	(1,550)	(1,461)	(1,755)	(2,031)
Other income (expense) - net			122	923	2,124	1,232	(486)	(1,208)	821	1,662	3,637	661
Income before income taxes			33,295	29,092	22,345	29,138	40,125	24,669	130,287	116,277	110,105	96,161
Income taxes			9,847	8,353	7,671	7,032	11,256	6,414	38,183	32,373	38,011	33,016
Net income			23,448	20,739	14,674	22,106	28,869	18,255	92,104	83,904	72,094	63,145
Less noncontrolling interest in income of VIE			51	45	49	56	84	121	204	310
Net income attributable to Cubic	21,088	26,721	23,397	20,694	14,625	22,050	28,785	18,134	91,900	83,594	72,094	63,145
Basic and diluted net income per common share (in dollars per share)	$ 0.79	$ 1.00	$ 0.88	$ 0.77	$ 0.55	$ 0.82	$ 1.08	$ 0.68	$ 3.44	$ 3.13	$ 2.70	$ 2.36
Basic average number of common shares outstanding (in shares)			26,736	26,736	26,736	26,736	26,736	26,736	26,736	26,736	26,735	26,731
Diluted average number of common shares outstanding (in shares)			26,736	26,736	26,736	26,736	26,736	26,736	26,736	26,736	26,735	26,731
Revenue Recognition Adjustments
Net sales:
Products			(2,026)	(3,153)	(4,582)	(3,037)	(2,052)	(1,173)		(10,844)	239	(7,505)
Services			505	2,671	(3,690)	5,598	15,891	1,416		19,215	1,971	21,549
Total net sales			(1,521)	(482)	(8,272)	2,561	13,839	243		8,371	2,210	14,044
Costs and expenses:
Products			435	434	2,048	487	928	701		4,164	678	(2,004)
Services			(145)	(189)	505	341	(84)	433		1,195	1,306	1,850
Total costs and expenses			290	245	2,553	828	844	1,134		5,359	1,984	(154)
Operating income			(1,811)	(727)	(10,825)	1,733	12,995	(891)		3,012	226	14,198
Other income (expense):
Other income (expense) - net			(55)	(51)	(48)	(44)	(39)	(40)		(171)	(95)	(20)
Income before income taxes			(1,866)	(778)	(10,873)	1,689	12,956	(931)		2,841	131	14,178
Income taxes			(678)	(338)	(3,028)	443	3,487	(382)		520	100	4,278
Net income			(1,188)	(440)	(7,845)	1,246	9,469	(549)		2,321	31	9,900
Less noncontrolling interest in income of VIE										310,000
Net income attributable to Cubic			(1,188)	(440)	(7,845)	1,246	9,469	(549)		2,321	31	9,900
Basic and diluted net income per common share (in dollars per share)			$ (0.04)	$ (0.02)	$ (0.29)	$ 0.05	$ 0.35	$ (0.02)		$ 0.09	$ 0.00	$ 0.37
Other Adjustments
Net sales:
Products			172	(849)	3,733	321	82	(2,779)		1,357	147	(992)
Services				(650)	650					650	1,646	(3,785)
Total net sales			172	(1,499)	4,383	321	82	(2,779)		2,007	1,793	(4,777)
Costs and expenses:
Products			370	(954)	2,978	722	(86)	(2,567)		1,047	(90)	(839)
Services				(646)	646					646		(2,139)
Selling, general and administrative expenses			(790)	(199)	550	329	598	676		2,153	1,001	1,240
Total costs and expenses			(420)	(1,799)	4,174	1,051	512	(1,891)		3,846	911	(1,738)
Operating income			592	300	209	(730)	(430)	(888)		(1,839)	882	(3,039)
Other income (expense):
Other income (expense) - net			165	(717)	(1,509)	509	(431)	(941)		(2,372)	3,171	(218)
Income before income taxes			757	(417)	(1,300)	(221)	(861)	(1,829)		(4,211)	4,053	(3,257)
Income taxes			425	(109)	330	(211)	(231)	(604)		(716)	2,626	(816)
Net income			332	(308)	(1,630)	(10)	(630)	(1,225)		(3,495)	1,427	(2,441)
Net income attributable to Cubic			332	(308)	(1,630)	(10)	(630)	(1,225)		(3,495)	1,427	(2,441)
Basic and diluted net income per common share (in dollars per share)			$ 0.01	$ (0.01)	$ (0.06)		$ (0.02)	$ (0.05)		$ (0.13)	$ 0.06	$ (0.09)
Reclassifications
Net sales:
Products					(4,834)	(3,670)				(8,504)	(29,369)	(10,215)
Services					4,834	3,670				8,504	29,369	10,215
Costs and expenses:
Products			(800)	(782)	(9,907)	(14,048)	(539)	(430)		(24,924)	(27,822)	13,583
Services					9,021	13,227				22,248	25,365	7,543
Selling, general and administrative expenses			800	782	886	821	539	430		2,676	2,457	6,040
Previously Reported
Net sales:
Products			157,630	157,312	177,762	148,441	157,350	135,371		618,924	636,739	526,879
Services			183,364	161,435	169,148	171,464	176,618	149,049		666,279	557,450	489,778
Total net sales			340,994	318,747	346,910	319,905	333,968	284,420		1,285,203	1,194,189	1,016,657
Costs and expenses:
Products			106,679	114,751	127,070	114,325	106,510	90,087		437,992	457,651	39,478
Services			145,787	132,243	134,285	131,424	152,453	121,811		539,973	484,343	411,038
Selling, general and administrative expenses			43,029	34,637	43,724	36,831	37,377	37,030		154,962	120,848	111,828
Research and development			8,072	4,896	7,453	6,281	5,271	6,255		25,260	18,976	8,173
Amortization of purchased intangibles			3,668	4,039	4,074	4,257	4,312	2,038		14,681	6,846	6,432
Total costs and expenses			307,235	290,566	316,606	293,118	305,923	257,221		1,172,868	1,088,664	931,949
Operating income			33,759	28,181	30,304	26,787	28,045	27,199		112,335	105,525	84,708
Other income (expense):
Interest and dividend income			964	762	839	490	375	864		2,568	1,590	1,664
Interest expense			(331)	(347)	(306)	(374)	(374)	(407)		(1,461)	(1,755)	(2,031)
Other income (expense) - net			12	1,691	3,681	767	(16)	(227)		4,205	561	899
Income before income taxes			34,404	30,287	34,518	27,670	28,030	27,429		117,647	105,921	85,240
Income taxes			10,100	8,800	10,369	6,800	8,000	7,400		32,569	35,285	29,554
Net income			24,304	21,487	24,149	20,870	20,030	20,029		85,078	70,636	55,686
Less noncontrolling interest in income of VIE			51	45	49	56	84	121		310
Net income attributable to Cubic			$ 24,253	$ 21,442	$ 24,100	$ 20,814	$ 19,946	$ 19,908		$ 84,768	$ 70,636	$ 55,686
Basic and diluted net income per common share (in dollars per share)			$ 0.91	$ 0.80	$ 0.90	$ 0.78	$ 0.75	$ 0.74		$ 3.17	$ 2.64	$ 2.08
Basic average number of common shares outstanding (in shares)			26,736	26,736	26,736	26,736	26,736	26,736		26,736	26,735	26,731
Diluted average number of common shares outstanding (in shares)			26,736	26,736	26,736	26,736	26,736	26,736		26,736	26,735	26,731